Share-based Compensation (Details Textual) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Mar. 12, 2012 ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) shares	May 31, 2016	May 31, 2015	May 31, 2014	Dec. 31, 2013 CNY (¥)	May 31, 2013	Dec. 31, 2018 $ / shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of option grantees		The Group had reserved 280,000,000 ordinary shares available to be granted as share-based awards under the 521 Plan. The 521 Plan is generally scheduled to be vested over five years. 150,000,000 ordinary shares were granted on December 31, 2018 and the rest has been granted on January 10, 2019 subsequently. The Group estimate the forfeiture rate for both independent agents and employees will be nil and nil for 2018 respectively.
Description of ownership service period		Each award agreement contains a condition for service from January 1, 2019 through December 31, 2023 (which coincides with loan maturity date) as well as individually determined performance conditions based on cumulative sales over the service period.
521 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		150,000,000
Exercise price of options | $ / shares										$ 27.38
Share-based compensation expenses | ¥		¥ 4,367
Exercised of share options, shares
Option forfeited
Options outstanding		150,000,000
Percentage of subscription price		90.00%
Unrecognized share base-based compensation expense | ¥		¥ 7,368
Interest rate		8.00%
Options Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options purchase ordinary shares	3,800,000
Description of option grantees	The Company and the option grantees, 40% ("Option H1"), 40% ("Option H2") and 20% ("Option H3") of the 3,000,000 award options granted to agents shall vest in May 31, 2014, 2015 and 2016 of each year respectively; and 40% ("Option H4"), 40% ("Option H5") and 20% ("Option H6") of the 800,000 award options granted to captains shall vest in May 31, 2013, 2014 and 2015 of each year respectively.
Stock option expiration date	Mar. 12, 2022
Exercise price of options | ¥ / shares	¥ 1.90
Later stock option modification | ¥ / shares	¥ 0.006
Stock option intrinsic value | ¥ / shares
Share-based compensation expenses | ¥				¥ 570
Exercised of share options, shares
Option forfeited				141,789
Options Plan One [Member] | Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	800,000
Options Plan One [Member] | Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	3,000,000
Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration date	Mar. 12, 2022
Exercise price of options | ¥ / shares	¥ 1.90	¥ 0.001	¥ 0.006
Exercised of share options, shares		1,760,000
Option forfeited			10,400,000	10,400,000
Options Plan [Member] | Directors And Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options purchase ordinary shares	92,845,000
Options vested period	5 years
Options Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	3,200,000
Exercise price of options | ¥ / shares	¥ 0.31
Option Plan Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description of option grantees	The Options shall vest over a four-year period subject to the continuous employment of the option grantees and their key performance indicators ("KPI") results for the year 2009.
Stock option expiration date	Mar. 31, 2015
Options vested period	4 years
Incremental compensation cost | ¥								¥ 6,700
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised of share options, shares		1,760,000	69,118,158	2,597,400
Option forfeited			400,000	147,994
Options outstanding		1,040,000	2,800,000	72,318,158							75,063,552
Option H Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage						40.00%
Option H Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage						20.00%
Option H Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage							40.00%
Option H One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage							40.00%
Option H Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage									40.00%
Options Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised of share options, shares
Options Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised of share options, shares
Option H Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested in percentage					20.00%
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding		1,040,000